Commitments and Contingencies - Supplemental disclosures of operating cost and cash flow information related to operating leases (Details) - USD ($) $ in Thousands	1 Months Ended	2 Months Ended	3 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Jul. 21, 2023	Sep. 30, 2023	Sep. 30, 2022	Jul. 21, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies.
Cost of operating leases	$ 16	$ 53	$ 69	$ 153	$ 210	$ 279	$ 124
Cash paid for operating leases	$ 26	$ 51	$ 74	$ 180	$ 173	$ 248	$ 121